Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax recoverable	¥ 8,414,408		¥ 9,555,701
Prepaid consulting service fee	3,827,850		3,941,513
Deposits	1,083,400		1,414,787
Loan receivable due from a third party	1,892,657		1,000,000
Prepaid expense			109,837
Other receivables	2,645,555		909,966
Total	¥ 17,863,870	$ 2,493,700	¥ 16,931,804